Fair Value of Financial Instruments - Summary of Fair Value Measurement of Investment (Parenthetical) (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Basis point increase or decrease in discount margin for business and government loans	10.00%	10.00%
Increase or decrease in business and government loans	$ 4	$ 3
Federal reserve stock and federal home loan bank stock [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Federal reserve stock and federal home loan bank stock	$ 457	$ 487